Note 7 - Related Party Transactions (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		5 Months Ended
	Oct. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jul. 15, 2019 USD ($)	Jul. 15, 2019 CNY (¥)	Apr. 26, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Guaranteed by Founder [Member] | Shenzhen Sangel Zhichuang Investment Co Ltd [Member]
Debt Instrument, Face Amount									$ 1,000
Debt Instrument, Interest Rate, Stated Percentage									15.00%
Interest Free Loan [Member] | Wanchun Biotechnology (Shenzhen) Ltd. [Member]
Financing Raised From Noncontrolling Shareholder							$ 1,978	¥ 13,600
Wanchun Biotechnology (Shenzhen) Ltd. [Member]
Proceeds from Short-term Debt, Total	$ 2,537		$ 29	¥ 200
Dalian Wanchun Biotechnology Co., Ltd. [Member]
Proceeds from Short-term Debt, Total					$ 35	¥ 230
Interest Free Loan [Member] | Chief Medical Officer [Member]
Due from Related Parties, Total											$ 481
Proceeds from Collection of Notes Receivable		$ 100
Interest Free Loan [Member] | Chief Executive Officer, Chief Regulatory Officer, International Finance Manager [Member]
Due to Related Parties, Total										$ 350